Barclays PLC parent company balance sheet (Details) - GBP (£) £ in Millions		Jun. 30, 2018		Dec. 31, 2017		Jun. 30, 2017	Dec. 31, 2016
Assets
Financial assets at fair value through income statement		£ 146,430.0		£ 116,281.0	[1]
Derivative financial instruments	[2]	228,498.0		237,669.0	[1]
Other assets		4,647.0		4,542.0	[1]
Total assets		1,149,572.0		1,133,248.0	[1]	£ 1,135.3
Liabilities
Subordinated liabilities		20,095.0	[2]	23,826.0	[1],[2]		£ 23,383.0
Debt securities in issue		78,404.0		73,314.0	[1]
Other liabilities		7,315.0		9,011.0	[1]
Total liabilities		1,086,404.0		1,067,232.0	[1]
Equity
Other equity instruments	[2]	8,938.0		8,941.0	[1]
Other reserves	[2]	4,532.0		5,383.0	[1]
Retained earnings		25,441.0		27,536.0	[1]
Total equity		63,168.0		66,016.0	[1]	£ 66,263.0	£ 71,365.0
Total liabilities and equity		1,149,572.0		1,133,248.0	[1]
Barclays PLC
Assets
Investments in subsidiaries		55,379.0		39,354.0
Loans and advances to subsidiaries		27,776.0		23,970.0
Financial assets at fair value through income statement		4,615.0		4,782.0
Derivative financial instruments		115.0		161.0
Other assets		376.0		202.0
Total assets		88,261.0		68,469.0
Liabilities
Deposits at amortised cost		525.0		500.0
Subordinated liabilities		6,606.0		6,501.0
Debt securities in issue		27,883.0		22,110.0
Other liabilities		116.0		153.0
Total liabilities		35,130.0		29,264.0
Equity
Called up share capital		4,278.0		4,265.0
Share premium account		17,866.0		17,780.0
Other equity instruments		8,943.0		8,943.0
Other reserves		394.0		480.0
Retained earnings		21,650.0		7,737.0
Total equity		53,131.0		39,205.0
Total liabilities and equity		£ 88,261.0		£ 68,469.0

[1]

B arclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1, Basis of preparation on pages [xx] to [xx], Note 21, Transition disclosures on pages [xx] to [xx] and the Credit risk disclosures on page X toX and X.

[2]	For notes to the Financial Statements see pages [xx] to [xx].